Trade and Other Payables (Details) - Schedule of trade and other payables - Trade and other payables [Member] - CAD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Trade and Other Payables (Details) - Schedule of trade and other payables [Line Items]
Trade payables		$ 1,976	$ 3,456
Other payables and accrued liabilities	[1]	41,579	51,172
Trade and other payables		$ 43,555	$ 54,628

[1]	Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.